Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2023
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31, (M$)	2023	2022	2021
Gains on disposal of assets	3,157	2,244	890
Foreign exchange gains	–	379	227
Other	520	226	195
OTHER INCOME	3,677	2,849	1,312

Losses on disposal of assets	(98)	(2,613)	(436)
Foreign exchange losses	(763)	(1,023)	(702)
Amortization of other intangible assets (excl. mineral interests)	(769)	(430)	(448)
Other	(766)	(3,278)	(731)
OTHER EXPENSE	(2,396)	(7,344)	(2,317)

Schedule of other financial income and expense

As of December 31, (M$)	2023	2022	2021
Dividend income on non-consolidated subsidiaries	143	159	203
Capitalized financial expenses	667	310	134
Other	475	427	425
OTHER FINANCIAL INCOME	1,285	896	762
Accretion of asset retirement obligations	(524)	(430)	(449)
Other	(207)	(103)	(90)
OTHER FINANCIAL EXPENSE	(731)	(533)	(539)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,516	(294)	2,222
Other non-current financial assets related to operational activities	1,761	–	1,761
Other	330	–	330
TOTAL	4,607	(294)	4,313

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,092	(255)	1,837
Other non-current financial assets related to operational activities	250	—	250
Other	301	—	301
TOTAL	2,643	(255)	2,388

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,364	(257)	2,107
Other non-current financial assets related to operational activities	312	—	312
Other	378	—	378
TOTAL	3,054	(257)	2,797
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2023	(255)	(11)	2	(30)	(294)
2022	(257)	(27)	11	18	(255)
2021	(273)	(6)	14	8	(257)